Summary of Significant Accounting Policies - Additional information (Detail) - USD ($)	May 31, 2019	Jun. 30, 2020	Mar. 31, 2020
Cash equivalents			$ 0
Number of securities called by warrants or rights		0	5,750,000
Warrant [Member] | IPO [Member]
Number of securities called by warrants or rights	5,750,000		5,750,000
Initial public offering terms and conditions of unit	One share of common stock and a warrant to purchase one half of one share of common stock